Financial instruments	12 Months Ended
Dec. 31, 2019
Financial instruments
35 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
■ Fair value option; and
■ Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Group regularly monitors the credit risk portfolio by counterparty, industry, country and product to ensure that such potential concentrations are identified, using a comprehensive range of quantitative tools and metrics. Credit limits relating to counterparties and products are managed through counterparty limits which set the maximum credit exposures the Group is willing to assume to specific counterparties over specified periods. Country limits are established to avoid any undue country risk concentration.
From an industry point of view, the combined credit exposure of the Group is diversified. A large portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, or relates to transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain short-term borrowings, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivatives and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have few or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including interest rate, foreign exchange, equity and credit derivatives, certain corporate equity-linked securities, mortgage-related securities, private equity investments and certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are daily settled.
The fair value of financial instruments is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
US GAAP permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default.
Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
■ Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
■ Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
■ Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.
Qualitative disclosures of valuation techniques
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments and the section “Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs” should be read in conjunction with the tables “Assets and liabilities measured at fair value on a recurring basis”, “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements included are classified as level 3 in the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over-collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments
Foreign government debt securities typically have quoted prices in active markets and are mainly categorized as level 1 instruments. Valuations of foreign government debt securities for which market prices are not available are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporates
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include correlation and price. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
RMBS, CMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs credit spread, default rate, discount rate, prepayment rate and loss severity. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and market comparable price.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis spread, correlation, credit spread, prepayment rate and volatility skew.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to, contingent probability, correlation and prepayment rate.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include buyback probability, correlation, gap risk, price and volatility.
Generally, the interrelationship between the correlation and volatility is positively correlated.
Credit derivatives
Credit derivatives include index, single-name and multi-name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring inputs such as correlation, credit spread, funding spread, loss severity, prepayment rate and recovery rate. These inputs are generally implied from available market observable data.
Other trading assets
Other trading assets primarily include life settlement and premium finance instruments and RMBS loans. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity funds, hedge funds and equity method investment funds
Equity method investment funds principally include equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or other circumstances exist that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include single premium immediate annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit conversion factors, credit spreads, recovery rates and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for short-term borrowings and long-term debt include buyback probability, correlation, credit spread, gap risk, mean reversion, price, recovery rate and volatility.
Generally, the interrelationships between correlation, credit spread, gap risk and volatility inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Assets and liabilities measured at fair value on a recurring basis
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,559	157,151	7,885	(97,606)		808		153,797
of which debt securities	19,430	45,641	1,923	–		–		66,994
of which foreign governments	19,281	7,484	198	–		–		26,963
of which corporates	16	10,905	1,128	–		–		12,049
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,675	2,862	197	–		808		64,542
of which derivatives	3,539	108,264	3,534	(97,606)		–		17,731
of which interest rate products	1,091	66,764	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,915	384	2,231	–		–		4,530
Investment securities	2	1,004	0	–		–		1,006
Other investments	24	5	2,523	–		998		3,550
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,717	–		–		12,662
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	831	–		–		3,031
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,124	265,699	16,216	(98,053)		1,806		307,792
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,715	0	–		–		10,715
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,010	115,062	3,854	(103,742)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign governments	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,746	109,667	3,801	(103,742)		–		13,472
of which interest rate products	1,101	64,643	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	57,721	12,610	–		–		70,331
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
of which high-trigger instruments	0	7,589	5	–		–		7,594
of which other subordinated bonds	0	5,502	0	–		–		5,502
Other liabilities	0	6,654	1,385	(148)		–		7,891
Total liabilities at fair value	59,448	207,455	19,321	(103,890)		2		182,336
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	115	0	–		–		115
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	81,818	0	–		–		81,818
Securities received as collateral	37,962	3,704	30	–		–		41,696
Trading assets [3]	76,124	157,332	8,980	(109,927)		1,126		133,635
of which debt securities	23,726	37,587	2,242	–		12		63,567
of which foreign governments	23,547	4,542	232	–		–		28,321
of which corporates	66	7,984	1,260	–		12		9,322
of which RMBS	0	20,919	432	–		–		21,351
of which equity securities	42,758	2,459	132	–		1,114		46,463
of which derivatives	7,999	116,942	3,298	(109,927)		–		18,312
of which interest rate products	3,557	65,823	507	–		–		–
of which foreign exchange products	25	27,526	258	–		–		–
of which equity/index-related products	4,415	17,967	1,054	–		–		–
of which credit derivatives	0	4,739	673	–		–		–
of which other derivatives	1	633	806	–		–		–
of which other trading assets	1,641	344	3,308	–		–		5,293
Investment securities [3]	2	1,477	0	–		–		1,479
Other investments	14	7	1,309	–		1,104		2,434
of which life finance instruments	0	0	1,067	–		–		1,067
Loans	0	10,549	4,324	–		–		14,873
of which commercial and industrial loans	0	3,976	1,949	–		–		5,925
of which financial institutions	0	4,164	1,391	–		–		5,555
of which real estate	0	146	515	–		–		661
Other intangible assets (mortgage servicing rights)	0	0	163	–		–		163
Other assets	117	5,807	1,543	(204)		–		7,263
of which loans held-for-sale	0	4,238	1,235	–		–		5,473
Total assets at fair value	114,219	260,809	16,349	(110,131)		2,230		283,476
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

3
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2018	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	406	0	–		–		406
Customer deposits	0	2,839	453	–		–		3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	14,828	0	–		–		14,828
Obligation to return securities received as collateral	37,962	3,704	30	–		–		41,696
Trading liabilities	31,940	123,615	3,589	(116,985)		10		42,169
of which debt securities	4,460	3,511	25	–		–		7,996
of which foreign governments	4,328	255	0	–		–		4,583
of which equity securities	18,785	118	37	–		10		18,950
of which derivatives	8,695	119,986	3,527	(116,985)		–		15,223
of which interest rate products	3,699	62,649	189	–		–		–
of which foreign exchange products	32	31,983	160	–		–		–
of which equity/index-related products	4,961	19,590	1,500	–		–		–
of which credit derivatives	0	5,485	1,140	–		–		–
Short-term borrowings	0	7,284	784	–		–		8,068
Long-term debt	0	51,270	12,665	–		–		63,935
of which structured notes over one year and up to two years	0	7,242	528	–		–		7,770
of which structured notes over two years	0	28,215	11,800	–		–		40,015
Other liabilities	0	7,881	1,341	(221)		–		9,001
Total liabilities at fair value	69,902	211,827	18,862	(117,206)		10		183,395
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923
of which foreign governments	232	30	(43)	67	(69)	0	0	3	(13)	0	0	0	0	(9)	198
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128
of which RMBS	432	130	(528)	732	(465)	0	0	(4)	34	0	0	0	0	(14)	317
of which equity securities	132	83	(57)	174	(84)	0	0	(3)	(45)	0	0	0	0	(3)	197
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534
of which interest rate products	507	24	(11)	0	0	72	(104)	2	85	0	0	0	0	(21)	554
of which foreign exchange derivatives	258	56	(78)	0	0	16	(28)	(8)	(60)	0	0	0	0	(4)	152
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231
Other investments	1,309	48	(6)	1,184	(195)	0	0	0	151	0	56	0	0	(24)	2,523
of which other equity investments	227	48	(6)	1,134	9	0	0	0	1	0	56	0	0	(6)	1,463
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(54)	3,717
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(20)	831
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,419)	3,293	(4,376)	(59)	1,320	0	58	0	0	(345)	16,216
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854
of which equity securities	37	11	(1)	859	(849)	0	0	0	(2)	0	0	0	0	(2)	53
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801
of which interest rate derivatives	189	21	(10)	0	0	28	(60)	(2)	3	0	0	0	0	(2)	167
of which foreign exchange derivatives	160	45	(26)	0	0	8	(58)	(11)	(20)	0	0	0	0	0	98
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997
Long-term debt	12,665	2,707	(4,521)	0	0	6,079	(5,668)	149	1,301	0	0	13	175	(290)	12,610
of which structured notes over one year and up to two years	528	406	(479)	0	0	1,024	(630)	42	20	0	0	0	2	(22)	891
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458
of which high-trigger instruments	6	0	0	0	0	(1)	0	0	0	0	0	0	0	0	5
Other liabilities	1,341	51	(80)	80	(131)	114	(383)	(4)	70	0	351	0	0	(24)	1,385
Total liabilities at fair value	18,862	3,688	(5,818)	956	(1,053)	9,755	(9,714)	283	2,211	0	351	13	226	(439)	19,321
Net assets/(liabilities) at fair value	(2,513)	(839)	2,324	19,084	(18,366)	(6,462)	5,338	(342)	(891)	0	(293)	(13)	(226)	94	(3,105)

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2018	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading assets [1]	8,796	1,571	(1,723)	40,338	(40,166)	1,394	(1,682)	(21)	488	0	0	0	0	(15)	8,980
of which debt securities	2,334	810	(1,025)	3,582	(3,289)	0	(205)	25	35	0	(3)	0	0	(22)	2,242
of which foreign governments	270	21	(12)	45	(67)	0	0	0	4	0	0	0	0	(29)	232
of which corporates	1,412	491	(593)	2,582	(2,583)	0	0	31	(72)	0	(4)	0	0	(4)	1,260
of which RMBS	360	219	(346)	651	(361)	0	(205)	(3)	111	0	0	0	0	6	432
of which equity securities	163	132	(95)	51	(185)	0	0	8	55	0	3	0	0	0	132
of which derivatives	3,289	510	(525)	0	0	1,394	(1,434)	(56)	144	0	0	0	0	(24)	3,298
of which interest rate products	801	18	(66)	0	0	100	(116)	17	(237)	0	0	0	0	(10)	507
of which foreign exchange derivatives	188	3	(2)	0	0	14	(24)	(2)	79	0	0	0	0	2	258
of which equity/index-related products	833	329	(317)	0	0	447	(436)	(77)	300	0	0	0	0	(25)	1,054
of which credit derivatives	634	160	(141)	0	0	505	(438)	5	(59)	0	0	0	0	7	673
of which other derivatives	833	0	1	0	0	328	(420)	1	61	0	0	0	0	2	806
of which other trading assets	3,010	119	(78)	36,705	(36,692)	0	(43)	2	254	0	0	0	0	31	3,308
Other investments	1,601	79	(102)	229	(406)	0	0	0	(93)	0	5	0	0	(4)	1,309
of which life finance instruments	1,301	0	0	151	(299)	0	0	0	(96)	0	0	0	0	10	1,067
Loans	4,530	934	(393)	163	(491)	1,563	(1,866)	7	(134)	0	(13)	0	0	24	4,324
of which commercial and industrial loans	2,207	348	(29)	1	(226)	783	(1,057)	0	(83)	0	(5)	0	0	10	1,949
of which financial institutions	1,480	335	(53)	150	(133)	332	(746)	10	8	0	0	0	0	8	1,391
of which real estate	171	196	(81)	0	0	307	(64)	2	(8)	0	(8)	0	0	0	515
Other intangible assets (mortgage servicing rights)	158	0	0	1	0	0	0	0	0	0	1	0	0	3	163
Other assets	1,511	288	(191)	1,610	(1,357)	300	(540)	22	(32)	0	(1)	0	0	(67)	1,543
of which loans held-for-sale	1,350	243	(166)	1,447	(1,310)	300	(539)	21	(44)	0	0	0	0	(67)	1,235
Total assets at fair value	16,642	2,872	(2,424)	42,443	(42,523)	3,257	(4,088)	8	229	0	(8)	0	0	(59)	16,349
Liabilities (CHF million)
Customer deposits	455	0	0	0	0	0	0	0	32	0	0	0	(21)	(13)	453
Obligation to return securities received as collateral	46	0	(15)	102	(103)	0	0	0	0	0	0	0	0	0	30
Trading liabilities	3,226	768	(641)	127	(107)	2,573	(1,527)	(7)	(839)	0	(3)	0	0	19	3,589
of which debt securities	2	30	(24)	39	(23)	0	0	0	1	0	0	0	0	0	25
of which equity securities	55	19	(5)	87	(80)	0	0	(3)	(33)	0	(3)	0	0	0	37
of which derivatives	3,169	719	(612)	1	(4)	2,573	(1,527)	(4)	(807)	0	0	0	0	19	3,527
of which interest rate derivatives	317	25	(11)	0	0	156	(145)	16	(171)	0	0	0	0	2	189
of which foreign exchange derivatives	100	19	(1)	0	0	55	(29)	0	15	0	0	0	0	1	160
of which equity/index-related derivatives	1,301	429	(364)	0	0	1,306	(548)	(36)	(592)	0	0	0	0	4	1,500
of which credit derivatives	898	247	(235)	0	0	806	(572)	16	(30)	0	0	0	0	10	1,140
Short-term borrowings	845	335	(242)	0	0	1,090	(1,133)	3	(117)	0	(4)	0	0	7	784
Long-term debt	12,501	2,988	(3,108)	0	0	5,628	(3,656)	(25)	(1,368)	0	0	(2)	(417)	124	12,665
of which structured notes over one year and up to two years	149	452	(296)	0	0	745	(501)	(10)	(14)	0	0	0	0	3	528
of which structured notes over two years	12,259	2,368	(2,800)	0	0	4,761	(3,115)	(17)	(1,355)	0	0	(2)	(417)	118	11,800
Other liabilities	1,478	117	(29)	45	(128)	20	(420)	(7)	97	0	161	0	0	7	1,341
Total liabilities at fair value	18,551	4,208	(4,035)	274	(338)	9,311	(6,736)	(36)	(2,195)	0	154	(2)	(438)	144	18,862
Net assets/(liabilities) at fair value	(1,909)	(1,336)	1,611	42,169	(42,185)	(6,054)	2,648	44	2,424	0	(162)	2	438	(203)	(2,513)
1
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

Gains and losses on assets and liabilities measured at fair value on a recurring basis (level 3)
	2019				2018
in	Trading revenues	Other revenues	Total revenues		Trading revenues		Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(1,233)	(293)	(1,526)	[1]	2,468		(162)	2,306	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,394)	149	(1,245)		100	[2]	(5)	95	[2]
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
2 Prior period has been corrected.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 2019 were CHF  2,849 million, primarily from trading assets and loans. The transfers were primarily in the credit and financing businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2019 were CHF  3,494 million, primarily in trading assets and loans. The transfers out of level 3 assets were primarily in the credit, financing and equity derivatives businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2018 were CHF  2,872 million, primarily from trading assets and loans. The transfers were primarily in the financing and credit businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2018 were CHF  2,424 million, primarily in trading assets and loans. The transfers out of level 3 assets were primarily in the financing and fixed income businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with a significant unobservable input of buyback probability, correlation, funding spread, mortality rate, price, recovery rate, volatility or volatility skew, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of credit spread, default rate, discount rate, gap risk, market implied life expectancy (for life settlement and premium finance instruments) and prepayment rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input credit spread, contingent probability, gap risk, market implied life expectancy (for life settlement and premium finance instruments) and recovery rate would increase the fair value. An increase in the significant unobservable input buyback probability, correlation, discount rate, fund gap risk, funding spread, mean reversion, mortality rate, prepayment rate, price and volatility would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	1	–	–		–	–	–
Trading assets	7,885
of which debt securities	1,923
of which foreign governments	198	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %		0	2	0
			Volatility, in %		0	275	27
of which RMBS	317	Discounted cash flow	Default rate, in %		0	12	2
			Discount rate, in %		1	36	13
			Loss severity, in %		0	100	46
			Prepayment rate, in %		2	45	10
of which equity securities	197	Vendor price	Price, in actuals		0	36,760	383
of which derivatives	3,534
of which interest rate products	554	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	28	10
			Volatility skew, in %		(4)	6	(1)
of which foreign exchange products	152	Option model	Correlation, in %		5	70	30
			Prepayment rate, in %		23	28	25
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %	9	9	9
			Terminal growth rate, in %	3	3	3
of which	147	Market comparable	Price, in %	100	100	100
of which	857	Vendor price	Price, in actuals	1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years	2	16	6
Loans	3,717
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp	96	1,484	654
			Recovery rate, in %	25	25	25
of which	273	Market comparable	Price, in %	0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp	111	1,261	412
			Recovery rate, in %	25	25	25
of which	135	Market comparable	Price, in %	16	100	36
of which government and public institutions	831
of which	468	Discounted cash flow	Credit spread, in bp	457	526	500
			Recovery rate, in %	25	40	30
of which	166	Market comparable	Price, in %	62	62	62
Other intangible assets (mortgage servicing rights)	244	–	–	–	–	–
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp	117	381	243
			Recovery rate, in %	0	1	1
of which	1,026	Market comparable	Price, in %	0	180	91
Total level 3 assets at fair value	16,216
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Securities received as collateral	30	–	–		–	–	–
Trading assets [2]	8,980
of which debt securities	2,242
of which foreign governments	232	Discounted cash flow	Credit spread, in bp		140	140	140
of which corporates	1,260
of which	441	Market comparable	Price, in %		0	118	94
of which	621	Option model	Correlation, in %		(60)	98	68
			Volatility, in %		0	178	30
of which RMBS	432	Discounted cash flow	Default rate, in %		0	11	3
			Discount rate, in %		1	26	7
			Loss severity, in %		0	100	63
			Prepayment rate, in %		1	22	8
of which equity securities	132
of which	76	Market comparable	EBITDA multiple		2	9	6
			Price, in %		100	100	100
of which	49	Vendor price	Price, in actuals		0	355	1
of which derivatives	3,298
of which interest rate products	507	Option model	Correlation, in %		0	100	69
			Prepayment rate, in %		1	26	9
			Volatility skew, in %		(4)	0	(2)
of which foreign exchange products	258
of which	28	Discounted cash flow	Contingent probability, in %		95	95	95
of which	218	Option model	Correlation, in %		(23)	70	24
			Prepayment rate, in %		21	26	23
			Volatility, in %		80	90	85
of which equity/index-related products	1,054	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	80
			Gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	34
of which credit derivatives	673	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		3	2,147	269
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	15
			Loss severity, in %		16	85	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	68	8
of which other derivatives	806	Discounted cash flow	Market implied life expectancy, in years		2	16	5
			Mortality rate, in %		87	106	101
of which other trading assets	3,308
of which	870	Discounted cash flow	Market implied life expectancy, in years		3	17	7
of which	2,119	Market comparable	Price, in %		0	110	30
of which	249	Option model	Mortality rate, in %		0	70	6
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2
Residential and commercial mortgage-backed securities that were previously reported in investment securities have been reclassified to trading assets as these securities are carried at fair value under the fair value option.

3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Other investments	1,309
of which life finance instruments	1,067	Discounted cash flow	Market implied life expectancy, in years	2	17	6
Loans	4,324
of which commercial and industrial loans	1,949
of which	1,531	Discounted cash flow	Credit spread, in bp	159	1,184	582
of which	306	Market comparable	Price, in %	0	99	65
of which financial institutions	1,391
of which	1,157	Discounted cash flow	Credit spread, in bp	88	1,071	596
of which	73	Market comparable	Price, in %	1	100	74
of which real estate	515	Discounted cash flow	Credit spread, in bp	200	1,522	612
			Recovery rate, in %	25	40	39
Other intangible assets (mortgage servicing rights)	163	–	–	–	–	–
Other assets	1,543
of which loans held-for-sale	1,235
of which	422	Discounted cash flow	Credit spread, in bp	105	2,730	394
			Recovery rate, in %	25	87	56
of which	739	Market comparable	Price, in %	0	130	82
Total level 3 assets at fair value	16,349
Quantitative information about level 3 liabilities at fair value
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	474	Option model	Correlation, in %		0	100	77
			Credit spread, in bp		46	79	71
			Mean reversion, in %	[2]	10	10	10
Obligation to return securities received as collateral	1	–	–		–	–	–
Trading liabilities	3,854
of which equity securities	53	Vendor price	Price, in actuals		0	66	2
of which derivatives	3,801
of which interest rate derivatives	167	Option model	Correlation, in %		0	100	47
			Prepayment rate, in %		1	28	7
of which foreign exchange derivatives	98
of which	37	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		47	147	71
of which	12	Market comparable	Price, in %		100	100	100
of which	47	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		23	28	25
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Management's best estimate of the speed at which interest rates will revert to the long-term average.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Short-term borrowings	997
of which	56	Discounted cash flow	Credit spread, in bp		(40)	937	138
			Recovery rate, in %		40	40	40
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,610
of which structured notes over one year and up to two years	891
of which	78	Discounted cash flow	Credit spread, in bp		(15)	3,206	246
			Recovery rate, in %		25	25	25
of which	813	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(50)	100	64
			Fund gap risk, in %	[2]	0	2	0
			Volatility, in %		1	275	36
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[3]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(55)	0	(7)
			Volatility, in %		0	275	26
of which high-trigger instruments	5	–	–		–	–	–
Other liabilities	1,385	–	–		–	–	–
Total level 3 liabilities at fair value	19,321
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2018	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	453	–	–		–	–	–
Obligation to return securities received as collateral	30	–	–		–	–	–
Trading liabilities	3,589
of which debt securities	25	–	–		–	–	–
of which equity securities	37	Vendor price	Price, in actuals		0	3	0
of which derivatives	3,527
of which interest rate derivatives	189	Option model	Basis spread, in bp		(20)	147	48
			Correlation, in %		1	100	41
			Prepayment rate, in %		1	26	7
of which foreign exchange derivatives	160
of which	62	Discounted cash flow	Contingent probability, in %		95	95	95
			Credit spread, in bp		146	535	379
of which	37	Market comparable	Price, in %		100	100	100
of which	57	Option model	Correlation, in %		35	70	53
			Prepayment rate, in %		21	26	23
of which equity/index-related derivatives	1,500	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	74
			Volatility, in %		0	178	30
of which credit derivatives	1,140
of which	566	Discounted cash flow	Correlation, in %		38	82	47
			Credit spread, in bp		3	2,937	262
			Default rate, in %		1	20	4
			Discount rate, in %		3	28	14
			Loss severity, in %		16	95	56
			Prepayment rate, in %		0	12	6
			Recovery rate, in %		0	80	14
of which	508	Market comparable	Price, in %		75	104	89
of which	20	Option model	Correlation, in %		50	50	50
			Credit spread, in bp		35	1,156	320
Short-term borrowings	784
of which	61	Discounted cash flow	Credit spread, in bp		1,018	1,089	1,067
			Recovery rate, in %		40	40	40
of which	644	Option model	Buyback probability, in %		50	100	74
			Correlation, in %		(40)	98	64
			Fund gap risk, in %	[3]	0	4	1
			Volatility, in %		2	178	32
Long-term debt	12,665
of which structured notes over one year and up to two years	528
of which	3	Discounted cash flow	Credit spread, in bp		112	112	112
of which	427	Option model	Correlation, in %		(40)	98	71
			Volatility, in %		2	178	31
of which structured notes over two years	11,800
of which	1,570	Discounted cash flow	Credit spread, in bp		(11)	1,089	136
of which	43	Market comparable	Price, in %		0	46	30
of which	9,533	Option model	Buyback probability, in %	[2]	50	100	74
			Correlation, in %		(60)	98	65
			Gap risk, in %	[3]	0	4	1
			Mean reversion, in %	[4]	(55)	(1)	(7)
			Volatility, in %		0	178	27
Other liabilities	1,341	–	–		–	–	–
Total level 3 liabilities at fair value	18,862
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low PD or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Funding gap risk and gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Mortality rate
Mortality rate is the primary significant unobservable input for pension swaps. The expected present value of future cash flow of the trades depend on the mortality of individuals in the pension fund who are grouped into categories such as gender, age, pension amount and other factors. In some cases mortality rates include a “scaler” (also referred to as a loading or multiplier) that align mortality projections with historical experience and calibrate to exit level.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Terminal Growth Rate
The terminal growth rate is the rate at which free cash flows are expected to grow in perpetuity as part of an overall firm valuation process. The terminal growth rate typically parallels the historical inflation rate (2-3%) and is applied to the discounted cash flow model to represent mature stage company valuation.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Investment funds measured at NAV per share
Investments in funds held in trading assets and trading liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investments in funds held in other investments principally involves private equity securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
For those funds held in trading assets and trading liabilities and funds held in other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to ten years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2019						2018
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Debt funds	0		0		0	0	12		0		12	0
Equity funds	58		750	[1]	808	53	103		1,011	[2]	1,114	53
Equity funds sold short	0		(2)		(2)	0	(8)		(2)		(10)	0
Funds held in trading assets and trading liabilities	58		748		806	53	107		1,009		1,116	53
Debt funds	1		0		1	49	1		0		1	0
Equity funds	104		0		104	51	130		0		130	43
Real estate funds	183		0		183	36	214		0		214	34
Other private equity funds	35		0		35	25	24		5		29	29
Private equity funds	323		0		323	161	369		5		374	106
Debt funds	12		22		34	0	68		34		102	0
Equity funds	0		35		35	0	14		14		28	0
Other hedge funds	9		8		17	0	2		24		26	0
Hedge funds	21		65	[3]	86	0	84		72	[4]	156	0
Equity method investment funds	187		402		589	14	52		522		574	21
Funds held in other investments	531		467		998	175	505		599		1,104	127
Total fair value of investment funds and unfunded commitments	589	[5]	1,215		1,804	228	612	[5]	1,608		2,220	180	[6]
1
61% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days and 13% is redeemable on a quarterly basis with a notice period of primarily more than 60 days.

2
46% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 40% is redeemable on a monthly basis with a notice period primarily of more than 30 days, 13% is redeemable on a quarterly basis with a notice period primarily of more than 45 days and 1% is redeemable on an annual basis with a notice period of less than 30 days.

3
68% of the redeemable fair value amount of hedge funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a quarterly basis with a notice period of more than 60 days and 12% is redeemable on a monthly basis with a notice period of less than 30 days.

4
65% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days and 35% is redeemable on demand with a notice period primarily of less than 30 days.

5 Includes CHF 41 million and CHF 102 million attributable to noncontrolling interests as of the end of 2019 and 2018, respectively.
6 Includes CHF 23 million attributable to noncontrolling interests.
Assets measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. Nonrecurring measurements are completed as of the end of the period unless otherwise stated.
There were no material assets measured at fair value on a nonrecurring basis in 2019 and 2018.
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Group is economically hedged, the Group has generally elected the fair value option. Where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has generally utilized the fair value option to align its financial accounting to its risk management reporting.
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes.
In December 2019, Credit Suisse completed a review of the accounting treatment of the shares that it holds in SIX Group AG and elected fair value accounting under US GAAP in respect of this equity investment.
Loans
The Group has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Due to banks and customer deposits
The Group elected the fair value option for certain time deposits associated with its emerging markets activities. The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.
Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in short-term borrowings. The Group’s long-term debt also includes debt issuances managed by the Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, but instead applies hedge accounting.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The Group elected the fair value option for these types of transactions.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2019			2018
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	85,556	85,463	93	81,818	81,637	181
Loans	12,662	13,104	(442)	14,873	15,441	(568)
Other assets [1]	9,710	12,006	(2,296)	6,706	9,240	(2,534)
Due to banks and customer deposits	(582)	(508)	(74)	(859)	(778)	(81)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(10,715)	(10,719)	4	(14,828)	(14,827)	(1)
Short-term borrowings	(11,333)	(11,187)	(146)	(8,068)	(8,647)	579
Long-term debt	(70,331)	(72,126)	1,795	(63,935)	(70,883)	6,948
Other liabilities	(709)	(1,681)	972	(2,068)	(3,125)	1,057

Non-performing and non-interest-earning loans [2]	543	3,235	(2,692)	640	3,493	(2,853)
1 Primarily loans held-for-sale.
2 Included in loans or other assets.
Gains and losses on financial instruments
	2019		2018		2017
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	29	[1]	2	[1]	13	[1]
of which related to credit risk	11		(10)		0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,696	[1]	2,451	[1]	2,206	[1]
Other investments	268	[2]	241	[3]	216	[2]
of which related to credit risk	2		(1)		(4)
Loans	908	[1]	717	[1]	1,542	[1]
of which related to credit risk	26		(296)		7
Other assets	892	[1]	770	[1]	480	[1]
of which related to credit risk	111		61		96
Due to banks and customer deposits	(29)	[2]	(39)	[2]	1	[2]
of which related to credit risk	1		(37)		5
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(612)	[1]	(890)	[1]	(418)	[1]
Short-term borrowings	(50)	[2]	2,807	[2]	(512)	[2]
of which related to credit risk	8		(5)		(23)
Long-term debt	(8,501)	[2]	4,206	[2]	(6,857)	[2]
of which related to credit risk	(5)		7		(32)
Other liabilities	92	[3]	73	[3]	183	[3]
of which related to credit risk	50		4		83
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
The impact of credit risk on assets presented in the table above has been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impact of changes in own credit risk on liabilities presented in the table above has been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.
Interest income and expense, which are calculated based on contractual rates specified in the transactions, are recorded in the consolidated statements of operations depending on the nature of the instrument and its related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Interest and dividend income is recognized separately from trading revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that were attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2019	Cumulative	2018		2019	2018
Financial instruments (CHF million)
Customer deposits	(51)	(65)	36		0	(6)
Short-term borrowings	(2)	(56)	6		2	2
Long-term debt	(2,190)	(2,992)	1,603		190	53
of which treasury debt over two years	(1,198)	(1,113)	759		0	0
of which structured notes over two years	(769)	(1,720)	774		179	53
Total	(2,243)	(3,113)	1,645		192	49
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The “Carrying value and fair value of financial instruments not carried at fair value” table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	280,568	0	278,337	11,562	289,899
Other financial assets [1]	114,543	101,600	12,225	720	114,545
Financial liabilities
Due to banks and customer deposits	396,867	189,419	207,453	0	396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,052	0	17,052	0	17,052
Long-term debt	81,674	0	83,018	1,123	84,141
Other financial liabilities [2]	15,867	0	15,705	168	15,873
2018 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	35,277	0	35,243	35	35,278
Loans	269,147	0	269,825	7,047	276,872
Other financial assets [1]	117,353	99,976	16,750	797	117,523
Financial liabilities
Due to banks and customer deposits	375,403	196,674	178,755	0	375,429
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	9,795	0	9,795	0	9,795
Short-term borrowings	13,857	0	13,859	0	13,859
Long-term debt	90,373	0	89,651	854	90,505
Other financial liabilities [2]	16,357	0	16,101	184	16,285
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.